Related party transactions - Disclosure of transactions between related parties (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
AstraZeneca
Disclosure of transactions between related parties [Line Items]
Collection	€ 1,281
Receivables	363
Payments	(1,986)
Liabilities	(1,873)
Net collection (payments)	(705)
Net receivables (liabilities)	(1,510)
Sanofi-Aventis
Disclosure of transactions between related parties [Line Items]
Collection	0
Receivables	0
Payments	0
Liabilities	0
Net collection (payments)	0
Net receivables (liabilities)	€ 0